RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS Japan Employee Pension Fund (Details)	Dec. 15, 2016 USD ($)
Increase (Decrease) in Obligation, Pension Benefits	$ 142,000,000
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Assets Transferred to (from) Plan	51,000,000
Increase in funded status	91,000,000
Japanese Welfare Pension Insurance Law, Government Subsidy	68,000,000
Japanese Welfare Pension Insurance Law, Previously Accrued Salary Progression Derecognition	$ 4,000,000